Goodwill and impairment test (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Goodwill	€ 18,419	€ 18,419	[1]	€ 18,419	[1]
Discount rate (WACC)	11.50%
Impairment loss recognised in profit or loss, intangible assets and goodwill	€ 0	0		13,632
Splicos SAS
Disclosure of information for cash-generating units [line items]
Goodwill	18,419	18,419		18,419
Wittycel SAS
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill				13,632
Impairment loss recognised in profit or loss, goodwill				13,586
Impairment	€ 0	€ 0		€ 45

[1]	1In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022, amounting to €19,332 thousand, and the non-current portion of the Heights convertible notes as of December 31, 2023, amounting to €20,652 thousand, were reclassified within the current liabilities (Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).